Loans and borrowings (Details 5) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		₨ 30,299		₨ 22,011
Recognition of right-of-use liability during the year		327		2,393
Payment of principal portion of lease liabilities		(785)		(754)
Borrowings made during the year		51,518		48,269
Borrowings repaid during the year		(47,998)		(41,421)
Effect of changes in foreign exchange rates		484		(199)
Closing balance		33,845		30,299
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		7,163	[1]	5,570
Recognition of right-of-use liability during the year	[1]	327		2,393
Payment of principal portion of lease liabilities	[1]	(785)		(754)
Borrowings made during the year	[1]	0		3,800
Borrowings repaid during the year	[1]	0		(3,743)
Effect of changes in foreign exchange rates	[1]	58		(103)
Closing balance	[1]	6,763		7,163
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		23,136		16,441
Recognition of right-of-use liability during the year		0		0
Payment of principal portion of lease liabilities		0		0
Borrowings made during the year		51,518		44,469
Borrowings repaid during the year		(47,998)		(37,678)
Effect of changes in foreign exchange rates		426		(96)
Closing balance		₨ 27,082		₨ 23,136

[1]	Includes current portion.